Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill by reportable segment

The changes in the carrying amount of goodwill by reportable segment for the six months ended June 30, 2016, were as follows:

(in millions)	Americas	EMEA	APAC	Total
Balance as of December 31, 2015	$832.6	$4.8	$8.4	$845.8
Foreign currency impact	—	0.1	—	0.1

Balance as of June 30, 2016	$832.6	$4.9	$8.4	$845.9

The changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2015, 2014 and 2013 were as follows:

(in millions)	Americas	EMEA	APAC	Total
Gross balance as of January 1, 2013	$1,172.8	$204.5	$7.4	$1,384.7
Acquisition of Inducs	—	5.0	—	5.0
Restructuring reserve adjustment	(0.7)	—	—	(0.7)
Foreign currency impact	0.6	(0.6)	0.1	0.1

Gross balance as of December 31, 2013	1,172.7	208.9	7.5	1,389.1
Accumulated asset impairments	(312.2)	(203.5)	—	(515.7)

Net balance as of December 31, 2013	860.5	5.4	7.5	873.4
Foreign currency impact	—	(0.5)	(0.1)	(0.6)

Gross balance as of December 31, 2014	1,172.7	208.4	7.4	1,388.5
Accumulated asset impairments	(312.2)	(203.5)	—	(515.7)

Net balance as of December 31, 2014	860.5	4.9	7.4	872.8
Foreign currency impact	—	(0.1)	(0.4)	(0.5)
Impact of acquisitions and divestitures	(27.9)	—	1.4	(26.5)

Gross balance as of December 31, 2015	1,144.8	208.3	8.4	1,361.5
Accumulated asset impairments	(312.2)	(203.5)	—	(515.7)

Net balance as of December 31, 2015	$832.6	$4.8	$8.4	$845.8

Schedule of Indefinitive Live Intangible Assets Other Than Goodwill

The gross carrying amount and accumulated amortization of MFS’ intangible assets other than goodwill are as follows as of December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
(in millions)	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value
Trademarks and tradenames	$175.1	$—	$175.1	$199.4	$—	$199.4
Customer relationships	415.2	(150.4)	264.8	415.0	(129.5)	285.5
Patents	1.7	(1.6)	0.1	1.7	(1.4)	0.3
Other intangibles	143.2	(63.6)	79.6	160.7	(61.4)	99.3

Total	$735.2	$(215.6)	$519.6	$776.8	$(192.3)	$584.5

Gross carrying amount and accumulated amortization of the company's finite lived intanglibes

The gross carrying amount and accumulated amortization of the Company’s intangible assets other than goodwill are as follows as of June 30, 2016 and December 31, 2015:

	June 30, 2016			December 31, 2015
(in millions)	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value
Trademarks and tradenames	$174.8	$—	$174.8	$175.1	$—	$175.1
Customer relationships	415.3	(161.0)	254.3	415.2	(150.4)	264.8
Patents	1.7	(1.7)	—	1.7	(1.6)	0.1
Other intangibles	142.6	(68.4)	74.2	143.2	(63.6)	79.6

Total	$734.4	$(231.1)	$503.3	$735.2	$(215.6)	$519.6

The gross carrying amount and accumulated amortization of MFS’ intangible assets other than goodwill are as follows as of December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
(in millions)	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value	Gross Carrying Amount	Accumulated Amortization Amount	Net Book Value
Trademarks and tradenames	$175.1	$—	$175.1	$199.4	$—	$199.4
Customer relationships	415.2	(150.4)	264.8	415.0	(129.5)	285.5
Patents	1.7	(1.6)	0.1	1.7	(1.4)	0.3
Other intangibles	143.2	(63.6)	79.6	160.7	(61.4)	99.3

Total	$735.2	$(215.6)	$519.6	$776.8	$(192.3)	$584.5